Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth the compensation for our Principal Executive Officer (the “PEO”) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for 2022. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our Peer Group, Net Income and Adjusted EBITDA (non-GAAP).

	Summary Compensation Table Total for PEO(1) (b)		Average Summary Compensation Table Total for Non- PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Value of Initial Fixed $100 Investment Based On:			Adjusted EBITDA (non-GAAP)(5) ($) (i)
Year (a)		Compensation Actually Paid to PEO(2) (c)			Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(3) (g)	Net Income(4) (h)
2022	19,781,761	(3,950,168)	4,434,753	1,920,894	77.55	96.74	6	720

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEO in 2022 was Joseph C. Papa. Average compensation for non-PEOs in 2022 includes the following NEOs: Mr. Eldessouky, Ms. Ackermann, Mr. Gordon, and Dr. Hashad
Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement periods beginning on the effective date of our IPO on May 5, 2022 and ending on December 31 of 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group for purposes of this table is the same as our Peer Group as determined under Item 201(e) of Regulation S-K and described in Item 5 of our Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 19,781,761
PEO Actually Paid Compensation Amount	$ (3,950,168)
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2022 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts reflected in the table below for the year-over-year change in fair value of equity awards relate solely to BHC equity awards granted to our NEOs in years prior to our IPO in 2022. For fiscal year 2022, compensation actually paid to our PEO reflects a negative value due to the change in fair value of his outstanding unvested BHC awards from prior years, as detailed in the table below. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2022 following our IPO, see the “Compensation Discussion & Analysis” beginning on page 41.

	PEO 2022	Non-PEOs 2022
Summary Compensation Table Total	19,781,761	4,434,753
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	16,999,992	3,375,644
Plus Fair Value for Awards Granted in the Covered Year	13,817,758	2,828,872
Change in Fair Value of BHC Outstanding Unvested Awards from Fair Value of Outstanding Unvested Awards from Prior Years	(16,562,333)	(1,500,205)
Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year	(3,987,362)	(466,882)
Less Fair Value of Awards Forfeited during the Covered Year	0	0
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	0	0
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	0	0
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	0	0
Compensation Actually Paid	(3,950,168)	1,920,894

Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 4,434,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,920,894
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2022 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts reflected in the table below for the year-over-year change in fair value of equity awards relate solely to BHC equity awards granted to our NEOs in years prior to our IPO in 2022. For fiscal year 2022, compensation actually paid to our PEO reflects a negative value due to the change in fair value of his outstanding unvested BHC awards from prior years, as detailed in the table below. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2022 following our IPO, see the “Compensation Discussion & Analysis” beginning on page 41.

	PEO 2022	Non-PEOs 2022
Summary Compensation Table Total	19,781,761	4,434,753
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	16,999,992	3,375,644
Plus Fair Value for Awards Granted in the Covered Year	13,817,758	2,828,872
Change in Fair Value of BHC Outstanding Unvested Awards from Fair Value of Outstanding Unvested Awards from Prior Years	(16,562,333)	(1,500,205)
Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year	(3,987,362)	(466,882)
Less Fair Value of Awards Forfeited during the Covered Year	0	0
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	0	0
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	0	0
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	0	0
Compensation Actually Paid	(3,950,168)	1,920,894

Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus TSR and versus Net Income

For the reasons described above, including because we have only been a public company since May 2022, our executive compensation program does not yet link compensation actually paid with our TSR or Net Income.
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus TSR and versus Net Income

For the reasons described above, including because we have only been a public company since May 2022, our executive compensation program does not yet link compensation actually paid with our TSR or Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Adjusted EBITDA (Non-GAAP)

In 2022, our Adjusted EBITDA (non-GAAP) was $720 million and the compensation actually paid to our PEO, and the average of our other NEOs, was $(3,950,168) and $1,920,894, respectively.
Total Shareholder Return Vs Peer Group [Text Block]	Relationship Between the Company’s TSR and Peer Group TSR

Our cumulative TSR for the period commencing on May 5, 2022 and ending on December 31, 2022 as reported in the table above was (22.5%). During this same period, the cumulative TSR of the companies in our Peer Group was (3.3%).
Tabular List [Table Text Block]
Performance Measure
Revenues
Adjusted EBITDA (non-GAAP)*
*	Adjusted EBITDA is a non-GAAP measure.

Please see Appendix C for additional information and a reconciliation of non-GAAP financial measures to the most comparable GAAP financial measures.

Total Shareholder Return Amount	$ 77.55
Peer Group Total Shareholder Return Amount	96.74
Net Income (Loss)	$ 6,000,000
Company Selected Measure Amount	720,000,000
PEO Name	Joseph C. Papa
Additional 402(v) Disclosure [Text Block]

Relationship Between Financial Measures and Compensation Actually Paid

The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs to a company’s performance. The table above represents the unranked list of the “most important” financial measures the Company used to align compensation actually paid to our NEOs for fiscal year 2022 to the Company’s performance. As described in footnote 5 above, given our IPO in 2022, our 2022 compensation program does not reflect our normalized, go-forward compensation program design. Beginning in 2023, we will implement our go-forward approach to executive compensation, which incorporates additional financial performance measures. Specifically, and as described in the section “2023 Compensation Program” on page 50, in addition to continuing to use Adjusted EBITDA (non-GAAP) and Revenues to determine payments under our Annual Incentive Program, we are implementing a long-term incentive program that provides a balanced portfolio of grants of PSUs, RSUs and Stock Options. The annual award of PSUs granted to our NEOs in 2023 will be earned and vest based on the Company’s achievement of certain performance-based vesting conditions, including organic revenue growth and relative TSR. With these additional metrics incorporated into our normalized compensation program in 2023, we anticipate that we will be able to further expand our narrative descriptions regarding the compensation actually paid to our NEOs and the metrics described in the tables above.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Non-GAAP Measure Description [Text Block]	Presented in millions. The following table sets forth an unranked list of the financial performance measures that we view as the “most important” measures for linking our NEOs’ compensation to performance, as specifically listed below, both of which are metrics utilized under our annual cash incentive program for 2022. Given our IPO in 2022, our 2022 executive compensation program does not reflect our normalized, go-forward compensation program, particularly with respect to long-term equity incentive awards (e.g., the Company did not make any grants of PSUs in 2022, and granted our NEOs founder awards at the time of our IPO in the form of RSUs and Stock Option). As a result, we have listed only two financial performance measures used to link pay with performance in 2022 (both of which were used in the 2022 AIP), and we otherwise do not have a third financial performance metric under our compensation program for 2022 used to link pay with performance. The 2022 Adjusted EBITDA (non-GAAP) and 2022 Revenues metrics for purposes of the 2022 AIP were subject to modification by our Talent and Compensation Committee for purposes of determining achievement of the 2022 Financial Targets and final payouts in light of external factors outside of management’s control (as described in more detail on page 46). Looking forward into 2023, we anticipate having a more normalized approach to our executive compensation (including our long-term equity incentive program) that incorporates additional financial performance measures used to link our NEOs’ pay with performance, including grants of PSUs that will be earned and vest based on organic revenue growth and relative TSR performance goals. For a description of our anticipated 2023 executive compensation program, see our description set forth in the section “Annual Incentive Program” on page 45.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA (non-GAAP)*
P E O Member Less Stock Award Value Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 16,999,992
Non P E O Member Less Stock Award Value Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,375,644
P E O Member Plus Fair Value For Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,817,758
Non P E O Member Plus Fair Value For Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,828,872
P E O Member Change In Fair Value Of B H C Outstanding Unvested Awards From Fair Value Of Outstanding Unvested Awardsfrom Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,562,333)
Non P E O Member Change In Fair Value Of B H C Outstanding Unvested Awards From Fair Value Of Outstanding Unvested Awardsfrom Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,500,205)
P E O Member Change In Fair Value Of B H C Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,987,362)
Non P E O Member Change In Fair Value Of B H C Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(466,882)
P E O Member Less Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non P E O Member Less Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O Member Plus Fair Value Of Incremental Dividends Or Earnings Paid On Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non P E O Member Plus Fair Value Of Incremental Dividends Or Earnings Paid On Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O Member Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non P E O Member Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O Member Plus Aggregate Service Costand Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non P E O Member Plus Aggregate Service Costand Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0